Net Loss per Share	12 Months Ended
Dec. 31, 2021
Net Loss per Share
Net Loss per share

15. Net Loss per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders – basic and diluted	$(10,858)	$(27,392)
Denominator:
Weighted average common shares outstanding — basic and diluted	71,662,694	8,932,404
Net loss per share attributable to common stockholders - basic diluted	$(0.15)	$(3.07)

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	Year Ended December 31,
	2021	2020
Options issued and outstanding	20,769,130	18,770,767
Public Warrants to purchase common stock	14,324,994	—
Convertible preferred stock (as converted to common stock)	—	80,833,007
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	—	1,014,963
Warrants to purchase common stock	—	922,297
Warrants to purchase common stock (Finback)**	2,269,017	—
Unvested restricted stock units	1,951,924	—
Earn-out shares**	15,000,000	—
Contingently issuable common stock**	1,897,500	—
Convertible notes (as converted to common stock)*	—	1,192,469
	56,212,565	102,733,503
*	Conversion feature is only triggered upon the closing of a Qualified Financing Event.
**	Issuance of Earn-out shares, Contingently issuable common stock and Finback warrants are contingent upon the satisfaction of certain conditions, which were not satisfied by the end of the period.